OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
OTHER CURRENT ASSETS
Schedule of other current assets

	June 30,	December 31,
	2024	2023
Recoverable value-added taxes	$2,240,645	$2,603,043
Others	443,553	235,508
Less: provision for doubtful accounts	(17,746)	(6,678)
	$2,666,452	$2,831,873

Movement of allowance for doubtful accounts

	June 30,	June 30,
	2024	2023
Balance at beginning of the period	$6,678	$6,874
Charge to expenses	11,303	565
Foreign exchange income	(235)	(361)
Balance at end of the period	$17,746	$7,078